PENSION PLAN - Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits [Abstract]
Discount rate	4.70%	4.60%
Future pension earning increases	4.00%	4.00%
Current male pensioners at age 65
Disclosure of defined benefit plans [line items]
Assumptions regarding mortality longevities (in years)	22 years 1 month 6 days	22 years 1 month 6 days
Current female pensioners at age 65
Disclosure of defined benefit plans [line items]
Assumptions regarding mortality longevities (in years)	24 years 4 months 24 days	24 years 4 months 24 days
Current male members at age 45
Disclosure of defined benefit plans [line items]
Assumptions regarding mortality longevities (in years)	23 years	23 years
Current female members at age 45
Disclosure of defined benefit plans [line items]
Assumptions regarding mortality longevities (in years)	25 years 4 months 24 days	25 years 4 months 24 days